Share Purchase Warrants (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of continuity of share purchase warrants
	Number of Warrants	Weighted Average Exercise Price $

Balance, February 1, 2018	265,125	0.45

Granted	8,220,923	0.62

Balance, January 31, 2019	8,486,048	0.62

Granted (Notes 12(d), 12(e) and 12(f))	71,258,000	0.35
Expired	(265,125)	(0.45)

Balance, January 31, 2020	79,478,923	0.38

Schedule of outstanding share purchase warrants
Number of Warrants	Exercise Price $	Expiry Date

172,413	1.74	March 1, 2021
3,353,250	0.60	September 21, 2021
8,000	0.60	October 1, 2021
907,260	0.60	October 18, 2021
3,780,000	0.60	October 22, 2021
7,058,000	0.30	March 16, 2022
46,132,000	0.35	May 14, 2021
18,068,000	0.35	May 29, 2021
79,478,923